Expense Example {- Fidelity® Short-Term Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Combo Pro-06 - Fidelity® Short-Term Treasury Bond Index Fund - Fidelity Short-Term Treasury Bond Index Fund
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 3
3 years	10
5 years	17
10 years	$ 39